CM ADVISORS FAMILY OF FUNDS

FILED VIA EDGAR

March 5, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CM Advisors Family of Funds
File Nos. 333-101585; 811-21260

Ladies and Gentlemen:

On behalf of the CM Advisors Family of Funds (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 21 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing CM Advisors Defensive Fund, a new series of CM Advisors Family of Funds.

Please direct any comments or questions to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary